STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Treasury Stock [Member]	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 4,127			$ (9,885)	$ 790	$ 158,111	$ (144,889)
Balance, shares at Dec. 31, 2010		2,780,707	[1]	89,850
Net income (loss) for the year	747						747
Balance at Dec. 31, 2011	4,874			(9,885)	790	158,111	(144,142)
Balance, shares at Dec. 31, 2011		2,780,707	[1]	89,850
Net income (loss) for the year	338						338
Balance at Dec. 31, 2012	5,212			(9,885)	790	158,111	(143,804)
Balance, shares at Dec. 31, 2012		2,780,707	[1]	89,850
Dividend paid	(270)						(270)
Net income (loss) for the year	(305)						(305)
Balance at Dec. 31, 2013	$ 4,637			$ (9,885)	$ 790	$ 158,111	$ (144,379)
Balance, shares at Dec. 31, 2013		2,780,707	[1]	89,850

[1]	The number of shares has been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.